DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	POS AM
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Entity Registrant Name	MONY LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Filer Category	Non-accelerated Filer
Amendment Description	This Amendment No.1 to Form S-1 is being filed to register an additional dollar amount of interests in the MLOA MSO and to carry forward the total dollar amount of unsold interests under the MSO previously registered